Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (79.68%)
Communication Services (2.01%)
	Movies & Entertainment (2.01%)
90,030	Spotify Technology SA [1,2]	$22,203,025	$52,281,321
778,700	StubHub Holdings, Inc., Cl A [1]	18,279,267	10,535,811
988,065	StubHub Holdings, Inc., Cl A [1,3]	50,000,041	13,368,520

Total Communication Services		90,482,333	76,185,652

Consumer Discretionary (8.08%)
	Casinos & Gaming (0.91%)
1,000,000	DraftKings, Inc., Cl A [1]	39,108,590	34,460,000

	Footwear (2.05%)
591,069	Birkenstock Holding PLC [1,2]	26,321,038	24,174,722
1,147,000	On Holding AG, Cl A [1,2]	35,496,145	53,312,560

		61,817,183	77,487,282

	Home Improvement Retail (0.56%)
350,000	Floor & Decor Holdings, Inc., Cl A [1]	30,525,144	21,311,500

	Hotels, Resorts & Cruise Lines (3.34%)
388,682	Choice Hotels International, Inc.	1,672,734	37,025,847
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	8,904,750
500,233	Hyatt Hotels Corp., Cl A	13,700,166	80,197,355

		21,862,241	126,127,952

	Leisure Facilities (1.22%)
348,231	Vail Resorts, Inc.	6,717,609	46,245,077

Total Consumer Discretionary		160,030,767	305,631,811

Financials (11.18%)
	Financial Exchanges & Data (3.71%)
162,719	FactSet Research Systems, Inc.	8,640,434	47,219,426
131,070	Morningstar, Inc.	27,625,493	28,482,822
53,000	MSCI, Inc.	19,223,355	30,407,690
316,189	Tradeweb Markets, Inc., Cl A	12,240,921	34,002,965

		67,730,203	140,112,903

	Insurance Brokers (0.65%)
74,451	Willis Towers Watson PLC [2]	9,189,144	24,464,599

	Investment Banking & Brokerage (2.96%)
943,394	The Charles Schwab Corp.	832,744	94,254,494
50,000	LPL Financial Holdings, Inc.	19,152,950	17,858,500

		19,985,694	112,112,994

	Property & Casualty Insurance (3.86%)
1,523,417	Arch Capital Group Ltd. [1,2]	5,499,102	146,126,159

Total Financials		102,404,143	422,816,655

Health Care (13.77%)
	Health Care Equipment (5.39%)
301,176	IDEXX Laboratories, Inc. [1]	5,704,987	203,754,599

	Health Care Supplies (1.32%)
611,198	The Cooper Companies, Inc. [1]	23,501,499	50,093,788

	Health Care Technology (1.37%)
231,728	Veeva Systems, Inc., Cl A [1]	12,911,823	51,728,642

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (5.69%)
562,344	Bio-Techne Corporation	$13,904,934	$33,071,451
93,147	Mettler-Toledo International, Inc. [1]	5,490,384	129,864,616
144,000	Repligen Corp. [1]	23,336,583	23,595,840
104,474	West Pharmaceutical Services, Inc.	4,464,401	28,744,976

		47,196,302	215,276,883

Total Health Care		89,314,611	520,853,912

Industrials (14.87%)
	Aerospace & Defense (1.89%)
60,000	Axon Enterprise, Inc. [1]	15,677,319	34,075,800
550,000	Loar Holdings, Inc. [1]	40,056,269	37,400,000

		55,733,588	71,475,800

	Construction & Engineering (2.85%)
255,080	Quanta Services, Inc.	43,127,971	107,659,065

	Data Processing & Outsourced Services (0.93%)
403,076	SS&C Technologies Holdings, Inc.	10,805,709	35,236,904

	Electrical Components & Equipment (1.24%)
290,000	Vertiv Holdings Co., Cl A	27,408,197	46,982,900

	Environmental & Facilities Services (1.71%)
1,080,558	Rollins, Inc.	13,829,296	64,855,091

	Industrial Machinery & Supplies & Components (0.23%)
48,460	IDEX Corp.	3,498,538	8,622,972

	Research & Consulting Services (6.02%)
325,000	Booz Allen Hamilton Holding Corp.	33,928,523	27,417,000
725,500	TransUnion	30,419,913	62,211,625
616,476	Verisk Analytics, Inc.	15,033,469	137,899,516

		79,381,905	227,528,141

Total Industrials		233,785,204	562,360,873

Information Technology (22.13%)
	Application Software (11.90%)
58,547	Fair Isaac Corp. [1]	22,819,600	98,980,729
862,495	Guidewire Software, Inc. [1]	43,112,662	173,370,120
515,000	Procore Technologies, Inc. [1]	37,516,513	37,461,100
185,692	Roper Technologies, Inc.	15,624,264	82,657,080
850,000	Samsara, Inc., Cl A [1]	33,416,962	30,132,500
256,493	ServiceTitan, Inc., Cl A [1]	20,395,336	27,316,505

		172,885,337	449,918,034

	Electronic Components (5.30%)
1,483,270	Amphenol Corp., Cl A	35,151,622	200,449,108

	Internet Services & Infrastructure (0.06%)
9,333	Verisign, Inc.	418,183	2,267,452

	IT Consulting & Other Services (3.84%)
575,973	Gartner, Inc. [1]	12,046,961	145,306,468

	Systems Software (0.31%)
586,717	SailPoint, Inc. [1,4]	13,377,788	11,869,285

	Technology Distributors (0.72%)
200,011	CDW Corp.	12,043,287	27,241,498

Total Information Technology		245,923,178	837,051,845

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Real Estate (7.64%)
	Data Center REITs (0.93%)
46,116	Equinix, Inc.	$2,965,260	$35,332,235

	Health Care REITs (1.08%)
220,000	Welltower, Inc.	31,846,794	40,834,200

	Real Estate Services (5.63%)
496,323	CBRE Group, Inc., Cl A [1]	5,552,580	79,803,775
1,979,901	CoStar Group, Inc. [1]	39,551,950	133,128,543

		45,104,530	212,932,318

Total Real Estate		79,916,584	289,098,753

Total Common Stocks		1,001,856,820	3,013,999,501

Private Common Stocks (1.80%)
Industrials (1.80%)
	Aerospace & Defense (1.80%)
92,406	Space Exploration Technologies Corp., Cl A [1,3,4,5]	7,115,262	38,902,926
69,932	Space Exploration Technologies Corp., Cl C [1,3,4,5]	5,384,764	29,441,372

Total Private Common Stocks		12,500,026	68,344,298

Private Preferred Stocks (17.59%)
Communication Services (6.67%)
	Interactive Media & Services (6.67%)
3,341,687	X.AI Holdings Corp., Cl B [1,3,4,5]	39,999,994	252,163,701

Industrials (10.92%)
	Aerospace & Defense (10.92%)
277,529	Skyryse, Inc. [1,3,4,5]	7,499,999	7,704,205
96,298	Space Exploration Technologies Corp., Series N [1,3,4,5]	26,000,460	405,414,580

Total Industrials		33,500,459	413,118,785

Total Private Preferred Stocks		73,500,453	665,282,486

Total Investments (99.07%)		$1,087,857,299	3,747,626,285

Cash and Other Assets Less Liabilities (0.93%)			35,008,230

Net Assets			$3,782,634,515

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2025, the market value of restricted securities amounted to $746,995,304 or 19.75% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (104.58%)
Consumer Discretionary (18.05%)
	Apparel, Accessories & Luxury Goods (3.60%)
12,368,569	Figs, Inc., Cl A [1]	$87,745,510	$140,506,944

	Casinos & Gaming (3.73%)
2,347,802	Red Rock Resorts, Inc., Cl A	61,849,524	145,446,334

	Hotels, Resorts & Cruise Lines (7.32%)
3,000,000	Choice Hotels International, Inc. [4]	75,582,685	285,780,000

	Leisure Facilities (3.40%)
1,000,000	Vail Resorts, Inc.	39,623,250	132,800,000

Total Consumer Discretionary		264,800,969	704,533,278

Financials (61.87%)
	Financial Exchanges & Data (27.04%)
723,000	FactSet Research Systems, Inc.	41,880,418	209,807,370
776,000	Morningstar, Inc.	16,063,699	168,632,560
1,180,000	MSCI, Inc.	21,297,386	677,001,400

		79,241,503	1,055,441,330
	Investment Banking & Brokerage (2.62%)
450,000	Houlihan Lokey, Inc.	19,625,873	78,385,500
350,000	Moelis & Co., Cl A	3,209,979	24,059,000

		22,835,852	102,444,500
	Life & Health Insurance (5.56%)
840,000	Primerica, Inc.	18,042,590	217,022,400

	Property & Casualty Insurance (26.65%)
7,135,000	Arch Capital Group Ltd. [1,2]	22,531,191	684,389,200
910,000	Kinsale Capital Group, Inc.	29,951,419	355,919,200

		52,482,610	1,040,308,400

Total Financials		172,602,555	2,415,216,630

Health Care (5.20%)
	Health Care Equipment (5.20%)
300,000	IDEXX Laboratories, Inc. [1]	4,166,402	202,959,000

Information Technology (11.80%)
	Application Software (4.05%)
305,000	Clearwater Analytics Holdings, Inc., Cl A [1]	4,682,009	7,356,600
750,000	Guidewire Software, Inc. [1]	22,750,078	150,757,500

		27,432,087	158,114,100

	IT Consulting & Other Services (7.75%)
1,200,000	Gartner, Inc. [1]	16,543,497	302,736,000

Total Information Technology		43,975,584	460,850,100

Real Estate (7.66%)
	Real Estate Services (7.66%)
4,450,000	CoStar Group, Inc. [1]	18,553,457	299,218,000

Total Common Stocks		504,098,967	4,082,777,008

Shares		Cost	Value
Private Common Stocks (0.02%)
Unclassified (0.02%)
	Unclassified (0.02%)
422,278	Farmers Business Network, Inc. [1,3,5,6,8]	$16,300,002	$785,437

Private Convertible Preferred Stocks (0.00%)
Unclassified (0.00%)
	Unclassified (0.00%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,7,8]	9,374,988	0

Total Investments (104.60%)		$529,773,957	4,083,562,445

Liabilities Less Cash and Other Assets (-4.60%)			(179,549,306)

Net Assets			$3,904,013,139

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2025, the market value of restricted securities amounted to $785,437 or 0.02% of net assets. See Note 3 regarding Restricted Securities.
[4]	See Note 5 regarding “Affiliated” companies.
[5]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

[6]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[7]	The Adviser reclassified sector and sub-industry to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (98.83%)
Communication Services (6.15%)
	Advertising (0.55%)
500,000	The Trade Desk, Inc., Cl A [1]	$1,775,000	$18,980,000

	Movies & Entertainment (5.60%)
650,000	Liberty Live Holdings, Inc., Cl C [1]	34,147,487	54,054,000
900,000	Liberty Media Corp.-Liberty Formula One, Cl C [1]	15,481,364	88,659,000
200,000	Madison Square Garden Sports Corp. [1]	7,500,582	51,730,000

		57,129,433	194,443,000

Total Communication Services		58,904,433	213,423,000

Consumer Discretionary (19.57%)

	Automotive Parts & Equipment (0.39%)
3,250,000	Holley, Inc. [1]	15,612,642	13,422,500

	Casinos & Gaming (6.23%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	30,152,500
3,000,000	Red Rock Resorts, Inc., Cl A	88,857,958	185,850,000

		100,045,745	216,002,500

	Education Services (2.26%)
775,000	Bright Horizons Family Solutions, Inc. [1]	36,960,447	78,585,000

	Home Improvement Retail (0.79%)
450,000	Floor & Decor Holdings, Inc., Cl A [1]	14,749,690	27,400,500

	Homebuilding (2.35%)
315,000	Installed Building Products, Inc.	12,654,100	81,707,850

	Leisure Facilities (3.59%)
1,150,000	Planet Fitness, Inc., Cl A [1]	47,029,230	124,740,500

	Restaurants (1.82%)
1,250,000	The Cheesecake Factory, Inc.	30,023,502	63,100,000

	Specialized Consumer Services (2.14%)
5,000,000	Driven Brands Holdings, Inc. [1]	90,115,067	74,100,000

Total Consumer Discretionary		347,190,423	679,058,850

Consumer Staples (1.30%)
	Personal Care Products (1.30%)
1,125,000	Oddity Tech Ltd., Cl A [1,2]	41,428,946	45,202,500

Financials (11.46%)
	Asset Management & Custody Banks (0.72%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,160,896	24,904,000

	Insurance Brokers (3.23%)
1,200,000	Accelerant Holdings, Cl A [1,2]	26,436,576	19,620,000
3,000,000	Baldwin Insurance Group, Inc., Cl A [1]	46,953,071	72,090,000
700,000	Neptune Insurance Holdings, Inc., Cl A [1,3]	14,860,182	20,412,000

		88,249,829	112,122,000

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)
	Investment Banking & Brokerage (2.51%)
500,000	Houlihan Lokey, Inc.	$23,001,811	$87,095,000

	Property & Casualty Insurance (4.79%)
425,000	Kinsale Capital Group, Inc.	59,991,815	166,226,000

	Transaction & Payment Processing Services (0.21%)
2,000,000	Repay Holdings Corporation [1]	14,541,410	7,300,000

Total Financials		209,945,761	397,647,000

Health Care (9.37%)

	Health Care Equipment (0.88%)
250,000	DexCom, Inc. [1]	829,089	16,592,500
150,000	Inspire Medical Systems, Inc. [1]	7,414,367	13,834,500

		8,243,456	30,427,000

	Health Care Services (2.34%)
600,000	Hinge Health, Inc., Cl A [1]	20,066,580	27,870,000
750,000	RadNet, Inc. [1]	44,042,531	53,512,500

		64,109,111	81,382,500

	Health Care Supplies (1.11%)
5,500,000	Neogen Corp. [1]	58,747,291	38,445,000

	Life Sciences Tools & Services (3.06%)
507,000	ICON plc [1,2]	23,768,382	92,385,540
10,000	Mettler-Toledo International, Inc. [1]	482,569	13,941,900

		24,250,951	106,327,440

	Managed Health Care (1.98%)
750,000	HealthEquity, Inc. [1]	12,292,452	68,707,500

Total Health Care		167,643,261	325,289,440

Industrials (27.71%)

	Aerospace & Defense (6.23%)
850,000	Karman Holdings, Inc. [1]	22,158,746	62,194,500
800,000	Kratos Defense & Security Solutions, Inc. [1]	15,528,793	60,728,000
70,000	TransDigm Group, Inc. [1]	0	93,089,500

		37,687,539	216,012,000

	Construction & Engineering (1.55%)
1,250,000	Legence Corp., Cl A [1]	35,000,000	53,800,000

	Electrical Components & Equipment (5.60%)
1,200,000	Vertiv Holdings Co., Cl A	13,438,757	194,412,000

	Environmental & Facilities Services (1.01%)
200,000	Waste Connections, Inc. [2]	8,733,333	35,072,000

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Human Resource & Employment Services (1.57%)
3,750,000	First Advantage Corp. [1]	$60,629,977	$54,487,500

	Industrial Machinery & Supplies & Components (7.18%)
200,000	Enpro, Inc.	34,459,729	42,826,000
700,000	JBT Marel Corp.	63,192,030	105,469,000
225,000	RBC Bearings, Inc. [1]	26,430,095	100,896,750

		124,081,854	249,191,750

	Research & Consulting Services (0.98%)
499,966	Andersen Group, Inc., Cl A [1]	8,250,941	12,964,118
300,000	Exponent, Inc.	22,851,915	20,838,000

		31,102,856	33,802,118

	Trading Companies & Distributors (3.59%)
1,000,000	SiteOne Landscape Supply, Inc. [1]	48,997,808	124,560,000

Total Industrials		359,672,124	961,337,368

Information Technology (22.37%)

	Application Software (10.03%)
3,250,000	Clearwater Analytics Holdings, Inc., Cl A [1]	60,623,313	78,390,000
750,000	Guidewire Software, Inc. [1]	19,187,566	150,757,500
1,700,000	Intapp, Inc. [1]	66,231,698	77,894,000
1,600,000	nCino, Inc. [1]	51,018,174	41,024,000

		197,060,751	348,065,500

	Electric Equipment (0.99%)
950,000	PAR Technology Corp. [1]	59,213,961	34,466,000

	Electronic Equipment & Instruments (3.87%)
1,900,000	Cognex Corp.	39,755,701	68,362,000
650,000	Mirion Technologies, Inc. [1]	14,487,795	15,223,000
425,000	Novanta, Inc. [1,2]	47,007,738	50,570,750

		101,251,234	134,155,750

	IT Consulting & Other Services (5.61%)
1,250,000	ASGN, Inc. [1]	27,559,666	60,212,500
425,000	Gartner, Inc. [1]	5,502,186	107,219,000
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	27,090,000

		69,384,449	194,521,500

	Semiconductors (0.61%)
6,000,000	indie Semiconductor, Inc., Cl A [1]	37,247,069	21,180,000

	Systems Software (1.26%)
700,000	JFrog Ltd. [1,2]	22,404,055	43,722,000

Total Information Technology		486,561,519	776,110,750

Shares		Cost	Value
Common Stocks (continued)
Materials (0.90%)

	Specialty Chemicals (0.90%)
1,000,000	Avient Corp.	$29,173,594	$31,240,000

Total Investments (98.83%)		$1,700,520,061	3,429,308,908

Cash and Other Assets Less Liabilities (1.17%)			40,433,031

Net Assets			$3,469,741,939

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (87.19%)
Communication Services (8.30%)
	Interactive Media & Services (4.02%)
109,500	Meta Platforms, Inc., Cl A	$20,892,361	$72,279,855

	Movies & Entertainment (4.28%)
132,500	Spotify Technology SA [1,2]	43,037,447	76,944,075

Total Communication Services		63,929,808	149,223,930

Consumer Discretionary (14.25%)

	Automobile Manufacturers (5.98%)
239,200	Tesla, Inc. [1]	15,546,000	107,573,024

	Broadline Retail (6.23%)
485,500	Amazon.com, Inc. [1]	29,742,116	112,063,110

	Casinos & Gaming (1.05%)
548,000	DraftKings, Inc., Cl A [1]	16,971,943	18,884,080

	Footwear (0.99%)
382,000	On Holding AG, Cl A [1,2]	14,700,015	17,755,360

Total Consumer Discretionary		76,960,074	256,275,574

Consumer Staples (0.30%)

	Personal Care Products (0.30%)
136,700	Oddity Tech Ltd., Cl A [1,2]	8,281,369	5,492,606

Financials (4.78%)

	Investment Banking & Brokerage (1.04%)
52,600	LPL Financial Holdings, Inc.	17,393,000	18,787,142

	Transaction & Payment Processing Services (3.74%)
56,400	Mastercard, Incorporated, Cl A	12,019,014	32,197,632
99,800	Visa, Inc., Cl A	15,336,164	35,000,858

		27,355,178	67,198,490

Total Financials		44,748,178	85,985,632

Health Care (9.80%)

	Biotechnology (3.08%)
244,000	Arcellx, Inc. [1]	15,864,812	15,908,800
46,869	argenx SE, ADR [1,2]	5,811,341	39,414,486

		21,676,153	55,323,286

	Health Care Equipment (1.29%)
41,105	Intuitive Surgical, Inc. [1]	4,585,816	23,280,228
	Health Care Services (0.86%)
331,785	Hinge Health, Inc., Cl A [1]	11,775,073	15,411,413
	Health Care Technology (0.85%)
522,287	HeartFlow, Inc. [1]	13,088,320	15,224,666
	Life Sciences Tools & Services (0.19%)
42,803	BillionToOne, Inc., Cl A [1,4]	2,568,180	3,502,997
	Pharmaceuticals (3.53%)
59,100	Eli Lilly & Co.	45,476,856	63,513,588

Total Health Care		99,170,398	176,256,178

Shares		Cost	Value
Common Stocks (continued)
Industrials (1.54%)

	Aerospace & Defense (0.95%)
30,200	Axon Enterprise, Inc. [1]	$17,102,732	$17,151,486
	Construction & Engineering (0.59%)
25,000	Quanta Services, Inc.	6,003,860	10,551,500

Total Industrials		23,106,592	27,702,986

Information Technology (46.48%)

	Application Software (5.86%)
144,400	Atlassian Corp., Cl A [1,2]	25,487,321	23,413,016
120,100	Guidewire Software, Inc. [1]	7,741,897	24,141,301
737,000	Samsara, Inc., Cl A [1]	25,030,736	26,126,650
120,500	ServiceNow, Inc. [1,4]	3,170,684	18,459,395
19,000	Synopsys, Inc. [1]	8,780,793	8,924,680
150,577	Via Transportation, Inc., Cl A [1]	6,926,542	4,368,239

		77,137,973	105,433,281

	Communications Equipment (0.45%)
61,097	Arista Networks, Inc. [1]	9,229,717	8,005,540

	Internet Services & Infrastructure (2.90%)
642,000	GDS Holdings Ltd., ADR [1,2]	11,352,830	22,405,800
184,200	Shopify, Inc., Cl A [1,2]	7,388,975	29,650,674

		18,741,805	52,056,474

	IT Consulting & Other Services (1.48%)
105,387	Gartner, Inc. [1]	10,666,481	26,587,032

	Semiconductor Materials & Equipment (1.04%)
57,000	Nova Ltd. [1,2]	11,343,542	18,718,230

	Semiconductors (23.19%)
330,200	Broadcom, Inc.	46,185,139	114,282,220
5,260,865	indie Semiconductor, Inc., Cl A [1]	25,534,345	18,570,853
19,500	Monolithic Power Systems, Inc.	11,338,786	17,674,020
1,229,900	NVIDIA Corp.	7,077,559	229,376,350
122,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	14,811,451	37,135,358

		104,947,280	417,038,801

	Systems Software (11.56%)
105,600	Cloudflare, Inc., Cl A [1,4]	6,681,505	20,819,040
121,000	Datadog, Inc., Cl A [1,4]	12,963,856	16,454,790
254,000	Microsoft Corporation	27,363,758	122,839,480
178,138	Netskope, Inc., Cl A [1]	3,384,622	3,124,541
119,100	Snowflake, Inc., Cl A [1,4]	20,035,929	26,125,776
82,500	Zscaler, Inc. [1]	15,575,854	18,555,900

		86,005,524	207,919,527

Total Information Technology		318,072,322	835,758,885

Real Estate (1.74%)

	Real Estate Services (1.74%)
465,130	CoStar Group, Inc. [1]	23,649,851	31,275,341

Total Common Stocks		657,918,592	1,567,971,132

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2025

Shares		Cost	Value
Private Common Stocks (5.07%)
Communication Services (0.58%)

	Interactive Media & Services (0.58%)
138,812	X.AI Holdings Corp., Cl A [1,3,4,6]	$5,000,000	$10,474,753

Industrials (4.47%)

	Aerospace & Defense (4.47%)
107,376	Space Exploration Technologies Corp., Cl A [1,3,4,6]	5,043,029	45,205,296
83,588	Space Exploration Technologies Corp., Cl C [1,3,4,6]	10,957,102	35,190,548

		16,000,131	80,395,844

Unclassified (0.02%)
	Unclassified (0.02%)
182,067	Farmers Business Network, Inc. [1,3,4,5,6]	2,394,652	338,645

Total Private Common Stocks		23,394,783	91,209,242

Private Convertible Preferred Stocks (0.16%)
Unclassified (0.16%)

	Unclassified (0.16%)
37,254	Farmers Business Network, Inc., Series F [1,3,4,5,6]	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units [1,3,4,5,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Shares		Cost	Value
Private Preferred Stocks (6.55%)
Communication Services (2.22%)
	Interactive Media & Services (2.22%)
461,893	X.AI Holdings Corp., Series C [1,3,4,6]	$9,999,984	$34,854,446
66,260	X.AI Holdings Corp., Series E [1,3,4,6]	4,999,979	4,999,979

Total Communication Services		14,999,963	39,854,425

Industrials (4.33%)

	Aerospace & Defense (4.33%)
18,519	Space Exploration Technologies Corp., Series N [1,3,4,6]	5,000,130	77,964,990

Total Private Preferred Stocks		20,000,093	117,819,415

Total Investments (98.97%)		$706,784,584	1,779,765,790

Cash and Other Assets Less Liabilities (1.03%)			18,511,247

Net Assets			$1,798,277,037

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2025, the market value of restricted securities amounted to $211,794,658 or 11.78% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (93.73%)
Communication Services (13.55%)
	Interactive Media & Services (13.55%)
154,207	Alphabet, Inc., Cl A	$25,748,132	$48,266,791
89,102	Meta Platforms, Inc., Cl A	6,261,802	58,815,339

Total Communication Services		32,009,934	107,082,130

Consumer Discretionary (18.09%)
	Automobile Manufacturers (4.23%)
74,227	Tesla, Inc. [1]	16,024,679	33,381,366

	Broadline Retail (13.86%)
284,121	Amazon.com, Inc. [1]	2,673,396	65,580,809
668,651	Coupang, Inc. [1]	12,056,062	15,773,477
13,982	MercadoLibre, Inc. [1]	9,633,147	28,163,384

		24,362,605	109,517,670

Total Consumer Discretionary		40,387,284	142,899,036

Financials (5.32%)
	Asset Management & Custody Banks (3.58%)
221,570	KKR & Co., Inc.	27,698,623	28,245,744

	Transaction & Payment Processing Services (1.74%)
1,207	Adyen N.V., 144A (Netherlands)[1,2,5]	1,848,410	1,946,377
181,324	Block, Inc. [1]	11,182,919	11,802,379

		13,031,329	13,748,756

Total Financials		40,729,952	41,994,500

Health Care (9.10%)
	Biotechnology (3.40%)
31,913	argenx SE, ADR [1,2]	10,452,575	26,837,237

	Health Care Equipment (3.11%)
43,393	Intuitive Surgical, Inc. [1]	5,068,231	24,576,060

	Life Sciences Tools & Services (1.55%)
4,609	GRAIL, Inc. [1,4]	28,246	394,484
90,524	Illumina, Inc. [1]	6,777,437	11,873,128

		6,805,683	12,267,612

	Pharmaceuticals (1.04%)
7,654	Eli Lilly & Co.	5,255,146	8,225,601

Total Health Care		27,581,635	71,906,510

Information Technology (47.67%)
	Application Software (6.63%)
65,629	Atlassian Corp., Cl A [1,2]	9,734,665	10,641,086
47,676	Figma, Inc., Cl A [1]	1,573,308	1,781,652
776,874	Samsara, Inc., Cl A [1]	29,003,918	27,540,184
81,075	ServiceNow, Inc. [1,4]	4,775,366	12,419,879

		45,087,257	52,382,801

	Internet Services & Infrastructure (5.43%)
266,539	Shopify, Inc., Cl A [1,2]	12,692,489	42,904,783

	Semiconductor Materials & Equipment (2.06%)
15,222	ASML Holding N.V. [2]	2,954,474	16,285,409

	Semiconductors (21.97%)
53,852	Broadcom, Inc.	18,465,447	18,638,177
17,279	Monolithic Power Systems, Inc.	16,192,052	15,660,994
519,452	NVIDIA Corp.	6,777,240	96,877,798
139,558	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	26,454,594	42,410,281

		67,889,333	173,587,250

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Systems Software (11.58%)
136,622	Cloudflare, Inc., Cl A [1,4]	$10,915,868	$26,935,027
36,869	Crowdstrike Holdings, Inc., Cl A [1]	6,131,149	17,282,712
167,782	Datadog, Inc., Cl A [1,4]	11,033,720	22,816,674
111,629	Snowflake, Inc., Cl A [1,4]	14,448,366	24,486,938

		42,529,103	91,521,351

Total Information Technology		171,152,656	376,681,594

Total Common Stocks		311,861,461	740,563,770

Private Common Stocks (2.85%)
Industrials (2.85%)
	Aerospace & Defense (2.85%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	17,399,930
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	5,153,040

Total Private Common Stocks		2,499,944	22,552,970

Private Preferred Stocks (2.81%)
Communication Services (2.81%)
	Interactive Media & Services (2.81%)
161,662	X.AI Holdings Corp., Series C [1,3,4,6]	3,499,982	12,199,015
132,520	X.AI Holdings Corp., Series E [1,3,4,6]	9,999,959	9,999,959

Total Private Preferred Stocks		13,499,941	22,198,974

Total Investments (99.39%)		$327,861,346	785,315,714

Cash and Other Assets Less Liabilities (0.61%)			4,815,714

Net Assets			$790,131,428

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $44,751,944 or 5.66% of net assets. See Note 3 regarding Restricted Securities.

[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the market value of Rule 144A securities amounted to $1,946,377 or 0.25% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (96.70%)
Communication Services (5.08%)
	Integrated Telecommunication Services (1.13%)
575,000	GCI Liberty, Inc., Cl C [1]	$20,318,351	$21,395,750

	Movies & Entertainment (3.95%)
700,000	Liberty Live Holdings, Inc., Cl C [1]	24,701,179	58,212,000
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,408,362	16,535,300

		30,109,541	74,747,300

Total Communication Services		50,427,892	96,143,050

Consumer Discretionary (13.80%)

	Apparel, Accessories & Luxury Goods (1.18%)
1,950,000	Brunello Cucinelli SpA, ADR [2]	20,218,822	22,366,044

	Casinos & Gaming (5.05%)
1,550,000	DraftKings, Inc., Cl A [1]	33,848,042	53,413,000
350,000	Wynn Resorts Ltd.	26,407,091	42,115,500

		60,255,133	95,528,500

	Footwear (2.70%)
850,000	Birkenstock Holding PLC [1,2]	41,577,113	34,765,000
350,000	On Holding AG, Cl A [1,2]	7,945,300	16,268,000

		49,522,413	51,033,000

	Home Improvement Retail (1.12%)
350,000	Floor & Decor Holdings, Inc., Cl A [1]	13,151,955	21,311,500

	Restaurants (3.75%)
205,000	Texas Roadhouse, Inc.	19,789,735	34,030,000
155,000	Wingstop, Inc.	36,263,204	36,965,950

		56,052,939	70,995,950

Total Consumer Discretionary		199,201,262	261,234,994

Consumer Staples (1.36%)

	Soft Drinks & Non-Alcoholic Beverages (1.36%)
1,575,000	Primo Brands Corp.	37,995,724	25,751,250

Financials (5.05%)
	Asset Management & Custody Banks (1.70%)
500,000	StepStone Group, Inc., Cl A	29,862,837	32,085,000

	Insurance Brokers (1.19%)
785,000	TWFG, Inc. [1]	16,660,641	22,584,450

	Property & Casualty Insurance (2.16%)
550,000	Ategrity Specialty Holdings LLC [1]	9,452,264	11,555,500
75,000	Kinsale Capital Group, Inc.	3,355,498	29,334,000

		12,807,762	40,889,500

Total Financials		59,331,240	95,558,950

Shares		Cost	Value
Common Stocks (continued)
Health Care (21.74%)
	Biotechnology (1.95%)
233,217	Arcellx, Inc. [1]	$16,909,477	$15,205,748
320,000	Arcutis Biotherapeutics, Inc. [1]	9,905,985	9,292,800
1,074,609	ARS Pharmaceuticals, Inc. [1]	19,202,095	12,519,195

		46,017,557	37,017,743

	Health Care Equipment (2.52%)
141,567	Inspire Medical Systems, Inc. [1]	16,750,962	13,056,724
267,000	Masimo Corp. [1]	36,952,018	34,726,020

		53,702,980	47,782,744

	Health Care Supplies (2.66%)
689,845	Establishment Labs Holdings, Inc. [1,2]	36,099,001	50,275,904

	Health Care Technology (2.99%)
809,724	HeartFlow, Inc. [1]	21,679,450	23,603,455
1,005,000	Waystar Holding Corp. [1]	36,001,360	32,913,750

		57,680,810	56,517,205

	Life Sciences Tools & Services (11.62%)
45,085	BillionToOne, Inc., Cl A, Cl A [1,3]	2,705,100	3,689,756
2,270,437	CareDx, Inc. [1,3]	27,440,847	42,775,033
645,119	Exact Sciences Corp. [1,3]	33,234,606	65,518,286
273,653	Repligen Corp. [1]	39,509,511	44,840,781
1,281,429	Stevanato Group SpA [2]	32,667,703	25,782,351
297,139	Tempus AI, Inc., Cl A [1]	13,262,029	17,546,058
468,790	Veracyte, Inc. [1,3]	11,556,243	19,736,059

		160,376,039	219,888,324

Total Health Care		353,876,387	411,481,920

Industrials (17.14%)
	Aerospace & Defense (8.29%)
517,345	Karman Holdings, Inc. [1]	15,392,271	37,854,134
342,158	Kratos Defense & Security Solutions, Inc. [1]	3,320,736	25,973,214
729,000	Loar Holdings, Inc. [1]	48,976,911	49,572,000
594,838	Mercury Systems, Inc. [1]	23,024,497	43,429,122

		90,714,415	156,828,470

	Building Products (1.27%)
315,000	AAON, Inc.	23,661,924	24,018,750

	Environmental & Facilities Services (3.54%)
325,000	Casella Waste Systems, Inc., Cl A [1]	30,986,002	31,830,500
1,419,000	Montrose Environmental Group, Inc. [1]	32,832,103	35,233,770

		63,818,105	67,064,270

	Industrial Machinery & Supplies & Components (2.06%)
375,000	Enerpac Tool Group Corp.	14,358,665	14,340,000
55,000	RBC Bearings, Inc. [1]	11,183,890	24,663,650

		25,542,555	39,003,650

	Trading Companies & Distributors (1.98%)
300,000	SiteOne Landscape Supply, Inc. [1]	26,536,239	37,368,000

Total Industrials		230,273,238	324,283,140

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (32.53%)

	Application Software (14.96%)
2,150,000	Alkami Technology, Inc. [1]	$49,235,984	$49,600,500
1,850,000	Clearwater Analytics Holdings, Inc., Cl A [1]	32,731,155	44,622,000
1,018,125	Gitlab, Inc., Cl A [1,3]	41,346,172	38,210,231
165,357	Guidewire Software, Inc. [1]	12,700,732	33,238,411
850,000	Intapp, Inc. [1]	33,745,754	38,947,000
500,000	Procore Technologies, Inc. [1]	32,493,235	36,370,000
395,000	ServiceTitan, Inc., Cl A [1]	37,281,538	42,067,500

		239,534,570	283,055,642

	Electronic Equipment & Instruments (5.48%)
191,980	Advanced Energy Industries, Inc.	12,868,980	40,194,853
165,000	Badger Meter, Inc.	31,027,818	28,777,650
292,550	Novanta, Inc. [1,2]	33,293,951	34,810,524

		77,190,749	103,783,027

	Semiconductor Materials & Equipment (1.30%)
75,129	Nova Ltd. [1,2]	11,919,362	24,671,612

	Semiconductors (2.54%)
5,252,665	indie Semiconductor, Inc., Cl A [1]	14,359,110	18,541,907
83,600	SiTime Corp. [1]	14,237,964	29,526,684

		28,597,074	48,068,591

	Systems Software (8.25%)
1,071,775	Dynatrace, Inc. [1,3]	39,921,770	46,450,729
410,000	JFrog Ltd. [1,2]	19,296,223	25,608,600
1,564,460	Netskope, Inc., Cl A [1]	33,719,323	27,440,628
1,835,000	SentinelOne, Inc., Cl A [1]	29,312,554	27,525,000
886,000	Varonis Systems, Inc. [1]	31,005,932	29,060,800

		153,255,802	156,085,757

Total Information Technology		510,497,557	615,664,629

Total Investments (96.70%)		$1,441,603,300	1,830,117,933

Cash and Other Assets Less Liabilities (3.30%)			62,521,679

Net Assets			$1,892,639,612

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (99.90%)
Communication Services (14.05%)
	Interactive Media & Services (14.05%)
116,092	Alphabet, Inc., Cl C	$15,513,531	$36,429,669
57,053	Meta Platforms, Inc., Cl A	17,492,254	37,660,115

Total Communication Services		33,005,785	74,089,784

Consumer Discretionary (8.08%)

	Broadline Retail (7.09%)
161,969	Amazon.com, Inc. [1]	23,545,746	37,385,685

	Restaurants (0.99%)
31,516	Texas Roadhouse, Inc.	5,290,548	5,231,656

Total Consumer Discretionary		28,836,294	42,617,341

Consumer Staples (1.04%)

	Consumer Staples Merchandise Retail (1.04%)
6,349	Costco Wholesale Corp.	3,325,829	5,474,997

Financials (30.07%)

	Asset Management & Custody Banks (5.83%)
94,599	Blackstone, Inc.	10,626,026	14,581,490
351,402	Brookfield Corp., Cl A [2]	9,240,138	16,125,838

		19,866,164	30,707,328

	Diversified Financial Services (3.07%)
111,830	Apollo Global Management, Inc.	11,700,402	16,188,511

	Financial Exchanges & Data (11.01%)
45,561	CME Group, Inc.	10,424,756	12,441,798
32,029	Moody’s Corp.	11,398,217	16,362,014
21,438	MSCI, Inc.	10,972,480	12,299,624
32,446	S&P Global, Inc.	13,855,269	16,955,955

		46,650,722	58,059,391

	Investment Banking & Brokerage (3.22%)
47,584	LPL Financial Holdings, Inc.	12,563,196	16,995,577

	Property & Casualty Insurance (1.16%)
63,527	Arch Capital Group Ltd. [1,2]	4,579,278	6,093,510

	Transaction & Payment Processing Services (5.78%)
15,077	Mastercard, Incorporated, Cl A	6,626,772	8,607,158
62,415	Visa, Inc., Cl A	15,919,404	21,889,564

		22,546,176	30,496,722

Total Financials		117,905,938	158,541,039

Health Care (4.66%)

	Life Sciences Tools & Services (4.66%)
41,209	Danaher Corp.	8,648,094	9,433,564
4,318	Mettler-Toledo International, Inc. [1]	5,274,877	6,020,113
15,694	Thermo Fisher Scientific, Inc.	7,391,995	9,093,888

Total Health Care		21,314,966	24,547,565

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.21%)

	Aerospace & Defense (4.96%)
63,732	HEICO Corp., Cl A	$9,083,174	$16,087,869
7,592	TransDigm Group, Inc. [1]	10,170,656	10,096,221

		19,253,830	26,184,090

	Construction & Engineering (0.25%)
3,115	Quanta Services, Inc.	1,326,089	1,314,717

Total Industrials		20,579,919	27,498,807

Information Technology (33.07%)

	Application Software (2.11%)
16,783	Intuit, Inc.	9,600,751	11,117,395

	Electronic Components (1.43%)
55,623	Amphenol Corp., Cl A	3,538,949	7,516,892

	Semiconductors (24.46%)
85,209	Broadcom, Inc.	11,551,497	29,490,835
24,555	Monolithic Power Systems, Inc.	13,272,290	22,255,670
228,416	NVIDIA Corp.	12,523,204	42,599,584
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	15,262,651	34,626,746

		52,609,642	128,972,835

	Systems Software (5.07%)
55,304	Microsoft Corporation	17,392,273	26,746,120

Total Information Technology		83,141,615	174,353,242

Real Estate (3.72%)
	Health Care REITs (2.21%)
62,787	Welltower, Inc.	8,520,157	11,653,895

	Real Estate Services (1.51%)
118,751	CoStar Group, Inc. [1]	10,322,523	7,984,817

Total Real Estate		18,842,680	19,638,712

Total Investments (99.90%)		$326,953,026	526,761,487

Cash and Other Assets Less Liabilities (0.10%)			530,915

Net Assets			$527,292,402

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31, 2025.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

There were no repurchase agreements at December 31, 2025.

3. RESTRICTED SECURITIES

At December 31, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e – 4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (Continued)

At December 31, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
StubHub Holdings, Inc.*	12/22/2021	$13,368,520
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	68,344,298
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	405,414,580
Skyryse Inc.	9/16/2025	7,704,205
X.AI Holdings Corp.	6/11/2024	252,163,701

Total Restricted Securities		$746,995,304

(Cost $136,000,520)† (19.75% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437
Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	0

Total Restricted Securities		$785,437

(Cost $25,674,990)† (0.02% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
Space Exploration Technologies Corp.	3/25/2021, 1/16/2025	80,395,844
X.AI Holdings Corp.	5/4/2022	10,474,753
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020, 9/28/2023	2,766,001
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	77,964,990
X.AI Holdings Corp.	11/22/2024, 12/19/2025	39,854,425

Total Restricted Securities		$211,794,658

(Cost $48,865,992)† (11.78% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$22,552,970
Private Preferred Stocks
X.AI Holdings Corp.	11/22/2024, 12/19/2025	22,198,974

Total Restricted Securities		$44,751,944

(Cost $15,999,885)† (5.66% of Net Assets)

*	StubHub Holdings, Inc. went public via an initial public offering on 9/17/2025. The publicly traded shares are subject to a lock-up period, expiring on 3/16/2026.
†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,013,999,501	$—	$—	$3,013,999,501
Private Common Stocks	—	—	68,344,298	68,344,298
Private Preferred Stocks†	—	—	665,282,486	665,282,486

Total Investments	$3,013,999,501	$—	$733,626,784	$3,747,626,285

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) (1)	Total
Common Stocks†	$4,082,777,008	$—	$—	$4,082,777,008
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	0	0

Total Investments	$4,082,777,008	$—	$785,437	$4,083,562,445

†	See Portfolios of Investments for additional detailed categorization.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	3,429,308,908	$—	$—	$3,429,308,908

Total Investments	$3,429,308,908	$—	$—	$3,429,308,908

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,567,971,132	$—	$—	$1,567,971,132
Private Common Stocks†	—	—	91,209,242	91,209,242
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	117,819,415	117,819,415

Total Investments	$1,567,971,132	$—	$211,794,658	$1,779,765,790

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$738,617,393	$1,946,377	$—	$740,563,770
Private Common Stocks	—	—	22,552,970	22,552,970
Private Preferred Stocks	—	—	22,198,974	22,198,974

Total Investments	$738,617,393	$1,946,377	$44,751,944	$785,315,714

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,830,117,933	$—	$—	$1,830,117,933

Total Investments	$1,830,117,933	$—	$—	$1,830,117,933

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$526,761,487	$—	$—	$526,761,487

Total Investments	$526,761,487	$—	$—	$526,761,487

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Common Stocks
Industrials	34,415,656	—	—	33,928,642	—	—	—	—	68,344,298	33,928,642
Private Preferred Stocks
Communication Services	122,172,077	—	—	129,991,624	—	—	—	—	252,163,701	129,991,624
Industrials	211,651,759	—	—	201,467,026		—	—	—	413,118,785	201,467,026

Total	$368,239,492	$—	$—	$365,387,292	$—	$—	$—	$—	$733,626,784	$365,387,292

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Common Stocks
Communication Services	$5,074,966	$—	$—	$5,399,787	$—	$—	$—	$—	$10,474,753	$5,399,787
Industrials	40,487,939	—	(90,171)	40,011,468	—	(13,392)	—	—	80,395,844	39,911,476
Unclassified	338,645	—	—	—	—	—	—	—	338,645	—
Private Convertible Preferred Stocks
Unclassified	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Communication Services	16,886,808	—	—	17,967,638	4,999,979	—	—	—	39,854,425	17,967,638
Industrials	39,527,236	—	—	39,527,236	—	(1,001,085)	—	—	77,964,990	38,704,710

Total	$105,081,595	$—	$(90,171)	$105,081,595	$4,999,979	$(1,014,477)	$—	$—	$211,794,658	$101,983,611

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Common Stocks
Industrials	$11,356,840	$—	$—	$11,196,130	$—	$—	$—	$—	$22,552,970	$11,196,130
Private Preferred Stocks
Communication Services	5,910,363	—	—	6,288,652	9,999,959	—	—	—	22,198,974	6,288,652
Industrials	133,288	—	—	3,378,851	—	(499,830)	—	—	0	0

Total	$17,400,491	$—	$—	$20,863,633	$9,999,959	$(499,830)	$—	$—	$44,751,944	$17,484,782

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of December 31, 2025 were as follows:

Baron Asset Fund

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$68,344,298	Observed Transaction	Observed Transaction Price	$421.00	N/A	Increase
Private Preferred Stocks: Communication Services	$252,163,701	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase
Private Preferred Stocks: Industials	$7,704,205	Combination of current value via comparable companies, scenario analysis, and option-pricing methods	Change in the composite equity index of comparable companies	0.20%	N/A	Increase
			Estimated volatility of the returns of equity[1]	64.61%	N/A	Decrease
			Scenario Probabilities: Scenario A / Scenario[2]	90.00% / 10.00%	N/A	N/A
Private Preferred Stocks: Industrials	$405,414,580	Observed Transaction	Observed Transaction Price	$4,210.00	N/A	Increase

See Footnotes on page 19.

Baron Investment Funds Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$10,474,753	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase
Private Common Stocks: Industrials	$80,395,844	Observed Transaction	Observed Transaction Price	$421.00	N/A	Increase
Private Common Stocks: Unclassified	$338,645	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
			Discount in Event of Liquidation Outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Unclassified	$2,081,272	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Convertible Preferred Stocks: Unclassified	$684,729	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Preferred Stocks: Communication Services	$39,854,425	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase
Private Preferred Stocks: Industrials	77,964,990	Observed Transaction	Observed Transaction Price	$4,210.00	N/A	Increase

Baron Fifth Avenue Growth Fund

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$22,552,970	Observed Transaction	Observed Transaction Price	$421.00	N/A	Increase
Private Preferred Stocks: Communication Services	$22,198,974	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies.
[2]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

Baron Investment Funds Trust	December 31, 2025

5. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Shares held at September 30, 2025	Value at September 30, 2025	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2025	Value at December 31, 2025	% of Net Assets at December 31, 2025
“Affiliated” Company as of December 31, 2025:
Choice Hotels International, Inc.	3,000,000	$320,730,000	$—	$—	$(34,950,000)	$—	$862,500	3,000,000	$285,780,000	7.32%

No longer an “Affiliated” Company as of December 31, 2025:
Vail Resorts, Inc.	2,000,000	$299,140,000	$—	$133,210,000	$(149,861,041)	$116,731,041	$8,880,000	1,000,000	$132,800,000	3.40%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2025.